Loans Receivable, Net - Allowance for Loan Loss Account by Loan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	$ 10,648	$ 11,262
Charge off	(4,444)	(3,684)
Recoveries	874	795
General Provision	(54)	2,777
Specific Provision	1,658	(502)
Ending balance	8,682	10,648
One-to-Four Family Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	2,490	2,640
Charge off	(852)	(379)
Recoveries	329	81
General Provision	(285)	324
Specific Provision	366	(176)
Ending balance	2,048	2,490
Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	374	408
Charge off	(22)	(67)
Recoveries	9	6
General Provision	(88)	6
Specific Provision	(55)	21
Ending balance	218	374
Junior Liens [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	230	277
Charge off	(119)	(1)
Recoveries	71	4
General Provision	5
Specific Provision	(148)	(50)
Ending balance	39	230
Multi-Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	524	1,201
Charge off	(38)	(417)
Recoveries	164
General Provision	(20)	429
Specific Provision	(164)	(689)
Ending balance	466	524
Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	256	139
Charge off
Recoveries
General Provision	(168)	117
Ending balance	88	256
Land [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	2,184	1,332
Charge off	(1,432)	(1,033)
Recoveries	9	405
General Provision	(718)	635
Specific Provision	1,262	845
Ending balance	1,305	2,184
Non-Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	3,633	3,671
Charge off	(1,041)	(1,120)
Recoveries	14	137
General Provision	757	1,033
Specific Provision	68	(88)
Ending balance	2,719	3,633
Farmland [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	712
Charge off
Recoveries
General Provision	(202)
Ending balance	510
Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	338	262
Charge off	(649)	(510)
Recoveries	246	150
General Provision	228	404
Specific Provision	378	32
Ending balance	541	338
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	619	1,332
Charge off	(291)	(157)
Recoveries	32	12
General Provision	437	(171)
Specific Provision	(49)	(397)
Ending balance	$ 748	$ 619